SPAC BUSINESS COMBINATION AGREEMENT	12 Months Ended
Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SPAC BUSINESS COMBINATION AGREEMENT

7. SPAC BUSINESS COMBINATION AGREEMENT

The Merger

On December 26, 2023, PowerUp Acquisition Corp., a Cayman Islands exempted company (“PowerUp” or “Purchaser”), entered into an Agreement and Plan of Merger by and among PowerUp, PowerUp Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company and PowerUp’s sponsor (the “Sponsor”), Visiox Pharmaceuticals, Inc., a Delaware corporation (“Visiox” or “Seller”), and Ryan Bleeks, in the capacity as the seller representative (as may be amended and/or restated from time to time, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, the parties will effect the merger of Merger Sub with and into Visiox, with Visiox continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Visiox shall be exchanged for shares of common stock, par value $0.0001 per share, of PowerUp (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Visiox surviving the Share Exchange as a wholly owned subsidiary of PowerUp (the Merger, Share Exchange, and the other transactions contemplated by the Merger Agreement, together, the “Transaction”).

Prior to the Closing Date, and subject to the satisfaction or waiver of the conditions of the Merger Agreement, PowerUp will migrate out of the Cayman Islands and domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act. In connection with the Domestication, each issued and outstanding pre-Domestication preferred share, each issued and outstanding pre-Domestication Class A ordinary share, each issued and outstanding pre-Domestication Class B ordinary share, each issued and outstanding pre-Domestication private warrant, each issued and outstanding pre-Domestication public warrant, and each issued and outstanding pre-Domestication unit shall automatically convert, one a one-for-one basis, into one share of Purchaser Preferred Stock, one share of Purchaser Class A Common Stock, one share of Purchaser Class B Common Stock, one Purchaser Private Warrant, one Purchaser Public Warrant, and one Purchaser Public Unit, respectively. Immediately following the Domestication, (i) each share of Purchaser Class B Common Stock shall convert automatically, on a one-for-one basis, into one share of Purchaser Class A Common Stock, (ii) the Purchaser Class A Common Stock will be reclassified as Purchaser Common Stock, and (iii) each Purchaser Public Unit will be separated into shares of Purchaser Common Stock and Purchaser Public Warrants.

Consideration

As consideration for the Merger, the holders of Visiox’s securities collectively shall be entitled to receive from PowerUp, in the aggregate, a number of shares of Purchaser Common Stock with an aggregate value equal to the Merger Consideration. Under the Merger Agreement, “Merger Consideration” means (a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00.

In addition, holders of Visiox’s securities and the Sponsor shall also have the contingent right to receive from PowerUp, in the aggregate, an additional 6,000,000 shares of Purchaser Common Stock as follows:

(a)	In the event the first commercial sale of Omlonti (omidenepag isopropyl ophthalmic solution) 0.002% occurs within twelve (12) months of the Closing Date, then, subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “Launch Earnout Share Payment”).

(b)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the Launch Earnout Share Payment (the “$12.50 Earnout Eligibility Date”), in the event that the VWAP of the Purchaser Common Stock equals or exceeds $12.50 per share (the “First Share Price Target”) for 20 out of any 30 consecutive Trading Days during the period beginning on the Closing Date and ending on the 36-month anniversary of the Closing Date (such period the “Earnout Period”), and subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$12.50 Earnout Share Payment”).

7. SPAC BUSINESS COMBINATION AGREEMENT (cont.)

In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.

(c)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the $12.50 Earnout Share Payment (the “$15.00 Earnout Eligibility Date”), in the event that the VWAP of the Purchaser Common Stock equals or exceeds $15.00 per share (the “Second Share Price Target”) for 20 out of any 30 consecutive Trading Days during Earnout Period, and subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$15.00 Earnout Share Payment”).

In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.

Prior to Closing, Visiox shall deliver to PowerUp documentation to the satisfaction of PowerUp that evidences: (i) the termination of the Management Services Agreement, by and between TardiMed Sciences, LLC and Visiox, dated January 1, 2022 (the “TardiMed MSA”); (ii) the termination of the Rent and Administrative Services Agreement, by and between TardiMed Sciences, LLC and Visiox, dated August 10, 2023 (the “TardiMed RASA” and collectively with the TardiMed MSA, the “TardiMed Agreements”); (iii) the acknowledgment and agreement by TardiMed Sciences, LLC that any payment of outstanding amounts owed by Visiox to TardiMed Sciences, LLC prior to the Closing Date shall be satisfied by Visiox issuing TardiMed Sciences, LLC a number of shares of Visiox Common Stock prior to the Closing Date equal to (x) the outstanding amounts owed by Visiox, divided by (y) the product of (a) $10.00 and (b) the Exchange Ratio (the “TardiMed Stock Issuance”); and (iv) the acknowledgment and agreement by TardiMed Sciences, LLC that shares issued pursuant to the TardiMed Stock Issuance shall be subject to a leak-out agreement in which no more than $100,000 of shares issued pursuant to the TardiMed Stock Issuance may be sold by TardiMed Sciences, LLC during any calendar month during the first six (6) months following the Closing Date. As consideration for the agreements set forth in Section 5.26 of the Business Combination Agreement, New Visiox shall pay TardiMed Sciences, LLC $50,000 upon the completion of the Business Combination.

Effect of Merger on Visiox Securities

The Merger Agreement sets forth how certain outstanding securities of Visiox will be treated, or effected at the Effective Time and by virtue of the Merger, including with respect to certain outstanding convertible promissory notes of Visiox (which would be assumed by PowerUp), dissenting shares (if any), outstanding restricted stock units, and outstanding shares of Series A Preferred Stock and Series B Preferred Stock (which are to be converted immediately prior to the Effective Time into common stock).

Related Agreements

In connection with the Closing, PowerUp and Visiox will enter into certain additional agreements pursuant to the Merger Agreement (the “Related Agreements”). The terms of such Related Agreements have not yet been negotiated between PowerUp and Visiox. Finalizing such Related Agreements on terms mutually acceptable to PowerUp and Visiox is a condition to Closing of the Merger Agreement. Specifically, the Merger Agreement contemplates delivery of the following Related Agreements: (i) a note assumption agreement delivered by PowerUp to Visiox and (ii) a lock-up agreement executed by Visiox’s Significant Company Holder.